Short-Term Bank Loans, Net	6 Months Ended
Jun. 30, 2019
Debt Disclosure [Abstract]
SHORT-TERM BANK LOANS, NET
12.	SHORT-TERM BANK LOANS, NET

The following is a summary of the principal and balance of the Company's short-term bank loans as of June 30, 2019 and December 31, 2018:

	Entrust Bank			June 30,	December 31,
Lender Name	name	Interest rate	Term	2019	2018
Urumqi Changhe Financing Guarantee Co., Ltd. ("Changhe")	Tianshan Rural Commercial Bank	Fixed annual rate of 10.0%	From August 9, 2016 to August 8, 2017	1,442,927	1,447,930
Urumqi Changhe Financing Guarantee Co., Ltd.	Bank of Urumqi Co., Ltd	Fixed annual rate of 10.0%	From July 13, 2016 to July 13, 2017	1,456,282	1,453,996
Urumqi Economic Development Zone Zhengxin Financing Guarantee Co., Ltd ("Zhengxin")	Tianshan Rural Commercial Bank	Fixed annual rate of 10%	From January 4, 2017 to September 3, 2017	1,454,826	1,452,542
Urumqi Economic Development Zone Zhengxin Financing Guarantee Co., Ltd	Tianshan Rural Commercial Bank	Fixed annual rate of 10%	From January 5, 2017 to September 4, 2017	726,685	725,544
Urumqi Changhe Financing Guarantee Co., Ltd.	Tianshan Rural Commercial Bank	Fixed annual rate of 10%	From January 11, 2017 to January 10, 2018	1,456,282	1,453,996
Urumqi Economic Development Zone Zhengxin Financing Guarantee Co., Ltd	Tianshan Rural Commercial Bank	Fixed annual rate of 10%	From April 11, 2017 to December 10, 2017	582,513	581,598
Urumqi Economic Development Zone Zhengxin Financing Guarantee Co., Ltd	Tianshan Rural Commercial Bank	Fixed annual rate of 10%	From April 11, 2017 to April 10, 2018	869,400	868,034
				7,988,915	7,983,640
Less unamortized financing cost				-	-
Short-term bank loans less unamortized financing cost				$7,988,915	$7,983,640

Accrued interest expense charged for the short-term bank loans was US$606,646 and $825,284 for the six months ended June 30, 2019 and 2018, respectively. No amortization expenses for the financing cost were incurred for the six months ended June 30, 2019 and 2018, respectively. The loans were guaranteed by certain shareholders in Feng Hui and related parties. (See Note 21)